Cover	Apr. 06, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this amendment to the 8-K for the purposes of disclosing that on January 10, 2022 the United States Bankruptcy Court for the Eastern District of Texas, Sherman Division (the “Court”), entered the Order Establishing Bidding Procedures in Connection with Sale of Certain Debtor Assets (the “Order”). The Order establishes the bidding procedures for the assets of Company subsidiaries AE, AEMS and AEH, in conjunction with the liquidation of those subsidiaries, under the jointly administered Case No. 20-41558 (the “Case”).
Document Period End Date	Apr. 06, 2020
Entity File Number	000-52392
Entity Registrant Name	AMAZING ENERGY OIL AND GAS, CO.
Entity Central Index Key	0001375618
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5700 W. Plano Parkway
Entity Address, Address Line Two	Suite 3600
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75093
City Area Code	(855)
Local Phone Number	448-1922
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false